Investment In Affiliates - Income Statement (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Navios Europe I
Schedule Of Equity Method Investments [Line Items]
Revenue	$ 36,822	$ 34,885
Net loss	(18,575)	(3,197)
Navios Europe II
Schedule Of Equity Method Investments [Line Items]
Revenue	46,718	49,870
Net loss	$ (30,203)	$ (12,169)